Other Information by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Abstract]
Summary of Breakdown of Selling, Research & Development and Administrative Expenses by Nature

The breakdown of the Selling, Research & Development and Administrative expenses by nature is as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Personnel	46,489	43,731	37,187
Other Costs and Incomes	56,886	42,675	35,772
Depreciation and Amortization	10,124	8,807	7,720
Expected Credit Losses	(933)	1,084	3,859
Total Expenses	112,566	96,297	84,538

Summary of Breakdown of Depreciation and Amortization

Depreciation and amortization can be broken down as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Cost of sales	46,258	45,296	38,497
Selling and Marketing expenses	787	844	702
Research and Development expenses	3,353	2,580	930
General and Administrative expenses	5,985	5,383	6,088
Total Depreciation & Amortization	56,383	54,103	46,217